Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13        ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of:

As of December 31,
2011	2010

Purchase of property, plant and equipment	$24,590,217	$17,217,958
Accrued payroll and welfare	1,061,508	690,831
Liquidated damages	2,493,326	-
Other accruals and payables	2,142,895	296,321

	$30,287,946	$18,205,110